Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($)	Common Stock	Retained Earnings	Accumulated Other Comprehensive Income (Loss	Total
Equity Balance, Starting at Dec. 31, 2019	$ 170,000	$ 251,711,270	$ 9,614,846	$ 261,496,116
Shares Outstanding, Starting at Dec. 31, 2019	170,000
Comprehensive Income:
Net Income (Loss)	$ 0	6,754,947	0
Other Comprehensive Income (Loss)	0	0	2,316,388	2,316,388
Total Comprehensive Income (Loss)	0	0	0	9,071,335
Cash Distributions Paid	$ 0	(100,000)	0	(100,000)
Shares Outstanding, Ending at Jun. 30, 2020	170,000
Equity Balance, Ending at Jun. 30, 2020	$ 170,000	256,208,056	11,931,234	268,309,290
Equity Balance, Starting at Mar. 31, 2020	$ 170,000	251,342,630	10,092,124	261,604,754
Shares Outstanding, Starting at Mar. 31, 2020	170,000
Comprehensive Income:
Net Income (Loss)	$ 0	4,865,426	0
Other Comprehensive Income (Loss)	0	0	1,839,110	1,839,110
Total Comprehensive Income (Loss)	$ 0	0	0	6,704,536
Shares Outstanding, Ending at Jun. 30, 2020	170,000
Equity Balance, Ending at Jun. 30, 2020	$ 170,000	256,208,056	11,931,234	268,309,290
Equity Balance, Starting at Dec. 31, 2020	$ 170,000	265,002,401	13,266,927	278,439,328
Shares Outstanding, Starting at Dec. 31, 2020	170,000
Comprehensive Income:
Net Income (Loss)	$ 0	21,899,554	0
Other Comprehensive Income (Loss)	0	0	(1,684,529)	(1,684,529)
Total Comprehensive Income (Loss)	0	0	0	20,215,025
Cash Distributions Paid	$ 0	(10,186,306)	0	(10,186,306)
Shares Outstanding, Ending at Jun. 30, 2021	170,000
Equity Balance, Ending at Jun. 30, 2021	$ 170,000	276,715,649	11,582,398	288,468,047
Equity Balance, Starting at Mar. 31, 2021	$ 170,000	271,975,919	10,395,595	282,541,514
Shares Outstanding, Starting at Mar. 31, 2021	170,000
Comprehensive Income:
Net Income (Loss)	$ 0	10,771,175	0
Other Comprehensive Income (Loss)	0	0	1,186,803	1,186,803
Total Comprehensive Income (Loss)	0	0	0	11,957,978
Cash Distributions Paid	$ 0	(6,031,445)	0	(6,031,445)
Shares Outstanding, Ending at Jun. 30, 2021	170,000
Equity Balance, Ending at Jun. 30, 2021	$ 170,000	$ 276,715,649	$ 11,582,398	$ 288,468,047